                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ____________

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Stocks, Inc.
Address: 507 Carew Tower
         441 Vine Street
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven N. Stein
Title: Chairman & Chief Executive Officer
Phone: (513) 241-6166

Signature, Place, and Date of Signing:


/s/ Steven N. Stein       Cincinnati, Ohio   October 27, 2006
-----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                       -1-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                -0-
                                            --------
Form 13F Information Table Entry Total:           58
                                            --------
Form 13F Information Table Value Total:     $159,023
                                            --------
                                          (thousands)

List of Other Included Managers:          None


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
COLUMN 1                        COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                Title of              FMV                                 Inv.
Name of Issuer                    Class    CUSIP    (000's) SH or PRN  SH\PRN PUT\ CALL  Discr.  Oth Mgrs    Sole  Shared None
-------------------------------------------------------------------------------------------------------------------------------
ACE LTD                         Ord      G0070K103  $2,957     54,033  SH               Sole                 54,033
ALLIANCE BANK CORP              Common   18535104      909     54,105  SH               Sole                 54,105     --   --
AMERICAN RIVER HOLDINGS         Common   29326105      427     17,098  SH               Sole                 17,098     --   --
AMERISERV                       Common   03074A102   9,657  2,180,000  SH               Sole              2,180,000
ARCH CAP GROUP LTD              Ord      G0450A105   6,723    105,893  SH               Sole                105,893
AXIS CAPITAL HOLDINGS LTD       SHS      G0692U109   2,578     74,301  SH               Sole                 74,301
BANCORP INC DEL                 Common   05969A105   4,082    160,146  SH               Sole                160,146
BANKFINANCIAL CORP              Common   06643P104   1,375     78,622  SH               Sole                 78,622     --   --
BEVERLY NATIONAL CORP           Common   88115100    1,064     45,295  SH               Sole                 45,295
BNCCORP INC                     Common   55936108    3,881    337,500  SH               Sole                337,500
BROOKFIELD ASSET MANAGEMENT     Cl A Ltd 112585104   3,964     89,392  SH               Sole                 89,392     --   --
CARDINAL FINANCIAL CORP         Common   14149F109   2,140    195,223  SH               Sole                195,223     --   --
CARREKER CORPORATION            Common   144433109     448     72,975  SH               Sole                 72,975
CENTENNIAL BK HLDGS INC         Common   151345303   3,465    324,400  SH               Sole                324,400
CIVITAS BANKGROUP INC           Common   178871109   6,993    902,303  SH               Sole                902,303
COAST FINANCIAL HOLDINGS INC    Common   190354100   2,309    138,598  SH               Sole                138,598     --   --
COMMONWEALTH BANKSHARES INC     Common   202736104   8,126    298,220  SH               Sole                298,220
CONNECTICUT BANK & TRUST CO     Common   207546102     931    117,400  SH               Sole                117,400     --   --
CORILLIAN CORP                  Common   218725109     787    287,150  SH               Sole                287,150
DEALERTRACK HLDGS INC           Common   242309102   2,108     95,360  SH               Sole                 95,360
DIME BANCORP INC NEW            Common   25429Q110      24    215,656  SH               Sole                215,656
ECB BANCORP INC                 Common   268253101   1,662     50,390  SH               Sole                 50,390
ENSTAR GROUP INC GA             Common   29358R107   1,333     13,956  SH               Sole                 13,956
EVEREST REINSURANCE HOLDINGS IN Common   G3223R108   4,121     42,251  SH               Sole                 42,251
FIRST CMNTY BK CORP AMER        Common   31985E202   1,571     78,750  SH               Sole                 78,750
FIRST DATA CORP                 Common   319963104   2,838     67,562  SH               Sole                 67,562
FIRST FRANKLIN CORP             Common   320372107     670     42,808  SH               Sole                 42,808
FIRSTBANK PUERTO RICO           Common   318672102   2,157    195,000  SH               Sole                195,000

GATEWAY FINANCIAL HOLDINGS      Common   368140109   1,346     94,228  SH               Sole                 94,228     --   --
GOLDLEAF FINANCIAL SOLUTIONS    Common   38144H109   1,284    182,389  SH               Sole                182,389
HANMI FINANCIAL                 Common   410495105     319     16,275  SH               Sole                 16,275
HANOVER INSURANCE GROUP INC     Common   410867105   5,912    132,459  SH               Sole                132,459
HARTFORD FINANCIAL SERVICES     Common   416515104   2,938     33,869  SH               Sole                 33,869
HCC INSURANCE HOLDINGS INC      Common   404132102   2,665     81,049  SH               Sole                 81,049
IPC HOLDINGS LTD                Ord      G4933P101   5,165    169,783  SH               Sole                169,783
K FED BANCORP                   Common   48246S101   1,997    124,817  SH               Sole                124,817     --   --
LEGACY BANCORP                  CL A     52463G105   1,065     68,474  SH               Sole                 68,474     --   --
LINCOLN NATIONAL CORP-IND       Common   534187109   3,091     49,790  SH               Sole                 49,790
MACKINAC FINANCIAL CORP         Common   554571109   3,315    340,000  SH               Sole                340,000
MELLON BANK CORP                Common   58551A108   2,641     67,541  SH               Sole                 67,541
MONTPELIER RE HOLDINGS LTD      SHS      G62185906   3,580    184,614  SH               Sole                184,614
NASDAQ STOCK MARKET INC         Common   631103108   4,246    140,421  SH               Sole                140,421
NAVIGATORS GROUP INC            Common   638904102   2,333     48,586  SH               Sole                 48,586
NESS TECHNOLOGIES INC           Common   64104X108   1,811    135,690  SH               Sole                135,690
OPTIMAL GROUP INC               CL A     68388R208   1,739    147,874  SH               Sole                147,874
PACIFIC MERCANTILE BANCORP      Common   694552100     115      7,116  SH               Sole                  7,116     --   --
PATRIOT NATIONAL BANK - CONN    Common   70336F104   1,445     60,000  SH               Sole                 60,000
PEOPLES COMMUNITY               Common   71086E107   8,211    432,183  SH               Sole                432,183
PRUDENTIAL                      Common   744320102   2,215     29,052  SH               Sole                 29,052
R&G FINANCIAL CORP CL B         CL B     749136107     745    100,000  SH               Sole                100,000     --   --
RENAISSANCERE HOLDINGS LTD      Common   G7496G103   5,646    101,549  SH               Sole                101,549
RENT A CENTER INC               Common   76009N100   2,638     90,055  SH               Sole                 90,055
ST JOSEPH CAP CORP              Common   790595102     330     11,390  SH               Sole                 11,390
SVB FINANCIAL GROUP             Common   78486Q101   1,024     22,944  SH               Sole                 22,944
TOWER GROUP INC.                Common   891777104   2,534     75,982  SH               Sole                 75,982     --   --
UNITED AMERICA INDEMNITY LTD    Common   90933T109   1,643     73,122  SH               Sole                 73,122
UNITED WESTERN BANCORP INC      Common   913201109   4,137    194,423  SH               Sole                194,423
ZENITH NATIONAL INSURANCE CORP  Common   989390109   3,593     90,061  SH               Sole                 90,061